Lease operations - Lessee - Narrative (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash outflow for leases	R$ 943,000,000
Leases renewed	520,000,000
Impairment for leases	R$ 0	R$ 0	R$ 0